Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies
Schedule of accounts receivable, net and accounts receivable allowances by segment

	September 30, 2013	December 31, 2012
Gross trade accounts receivable	$3,570,888	$3,085,758
Allowance for contractual discounts	1,826,881	1,619,488
Allowance for uncompensated care	993,881	841,754

Net trade accounts receivable	750,126	624,516
Other receivables, net	358	628

Net accounts receivable	$750,484	$625,144

	December 31,
	2012	2011
Accounts receivable, net
EVHC	$628	$360
EmCare	375,572	265,667
AMR	248,944	259,695

Total	$625,144	$525,722

Accounts receivable allowances
EmCare
Allowance for contractual discounts	$1,406,574	$1,037,955
Allowance for uncompensated care	657,297	484,059

Total	$2,063,871	$1,522,014

AMR
Allowance for contractual discounts	$212,914	$216,497
Allowance for uncompensated care	184,457	171,360

Total	$397,371	$387,857

Schedule of estimated useful lives of property, plant and equipment

Buildings	35 to 40 years
Leasehold improvements	Shorter of expected life or life of lease
Vehicles	5 to 7 years
Computer hardware and software	3 to 5 years
Other	3 to 10 years

Schedule of provisions for contractual discounts and estimated uncompensated care by segment

	Year ended December 31,
	2012	2011	2010
EmCare
Gross revenue	100.0%	100.0%	100.0%
Provision for contractual discounts	57.7%	57.4%	54.8%

Revenue net of contractual discounts	42.3%	42.6%	45.2%
Provision for uncompensated care as a percentage of gross revenue	21.2%	20.0%	21.8%

Provision for uncompensated care as a percentage of gross revenue less contractual discounts	50.1%	46.9%	48.4%
AMR
Gross revenue	100.0%	100.0%	100.0%
Provision for contractual discounts	49.2%	47.9%	47.1%

Revenue net of contractual discounts	50.8%	52.1%	52.9%
Provision for uncompensated care as a percentage of gross revenue	15.6%	15.6%	15.0%

Provision for uncompensated care as a percentage of gross revenue less contractual discounts	30.7%	30.0%	28.3%
Total
Gross revenue	100.0%	100.0%	100.0%
Provision for contractual discounts	55.1%	54.1%	52.0%

Revenue net of contractual discounts	44.9%	45.9%	48.0%
Provision for uncompensated care as a percentage of gross revenue	19.5%	18.5%	19.3%

Provision for uncompensated care as a percentage of gross revenue less contractual discounts	43.4%	40.2%	40.3%

Schedule of net revenue

	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
Fee-for-service revenue, net of contractuals:
Medicare	$231,042	$195,111	$700,823	$577,311
Medicaid	51,991	47,723	155,055	141,050
Commercial insurance and managed care	590,924	541,542	1,719,642	1,559,170
Self-pay	645,774	611,508	1,964,068	1,703,304

Sub-total	1,519,731	1,395,884	4,539,588	3,980,835
Subsidies and fees	171,477	133,256	446,673	400,226

Revenue, net of contractuals	1,691,208	1,529,140	4,986,261	4,381,061
Provision for uncompensated care	(735,320)	(708,329)	(2,242,794)	(1,952,858)

Net revenue	$955,888	$820,811	$2,743,467	$2,428,203

	Successor		Predecessor
	Year ended December 31, 2012	Period from May 25 through December 31, 2011	Period from January 1 through May 24, 2011	Year ended December 31, 2010
Fee-for-service revenue, net of contractuals:
Medicare	$767,012	$427,627	$310,314	$722,640
Medicaid	186,568	113,345	88,220	189,317
Commercial insurance and managed care	2,092,062	1,148,608	717,857	1,688,182
Self-pay	2,221,356	1,093,723	721,099	1,657,512

Sub-total	5,266,998	2,783,303	1,837,490	4,257,651
Subsidies and fees	567,634	362,736	215,821	533,183

Revenue, net of contractuals	5,834,632	3,146,039	2,053,311	4,790,834
Provision for uncompensated care	(2,534,511)	(1,260,228)	(831,521)	(1,931,512)

Net revenue	$3,300,121	$1,885,811	$1,221,790	$2,859,322

Summary of the valuation of the Company's financial instruments by the fair value hierarchy levels

	September 30, 2013				December 31, 2012
Description	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Securities	$18,053	$517	$—	$18,570	$22,870	$788	$—	$23,658
Fuel hedge	$—	$538	$—	$538	$—	$631	$—	$631
Liabilities:
Contingent consideration	$—	$—	$9,401	$9,401	$—	$—	$4,401	$4,401
Interest rate swap	$—	$3,453	$—	$3,453	$—	$4,586	$—	$4,586

   The following table summarizes the valuation of the Company's financial instruments by the above fair value hierarchy levels as of December 31:

	2012				2011
Description	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Securities	$22,870	$788	$—	$23,658	$96,875	$12,579	$—	$109,454
Fuel hedge	$—	$631	$—	$631	$—	$245	$—	$245
Liabilities:
Contingent consideration	$—	$—	$4,401	$4,401	$—	$—	$5,030	$5,030
Interest rate swap	$—	$4,586	$—	$4,586	$—	$2,373	$—	$2,373